LITMAN GREGORY FUNDS TRUST

(the “Trust”)

Supplement dated September 22, 2023 to the

Statements of Additional Information of the Trust

dated April 28, 2023, June 28, 2023 and August 22, 2023, as supplemented (collectively, the “SAI”)

Notice to Existing and Prospective Shareholders:

Executive Officer and Portfolio Manager Changes

Effective September 7, 2023, John M. Coughlan no longer serves as Secretary of the Trust. Mr. Coughlan will continue to serve as the Treasurer of the Trust. Accordingly, effective immediately all references to Mr. Coughlan as Secretary of the Trust are removed from the SAI. Also effective September 7, 2023, Joseph Kelly, Chief Compliance Officer of the Trust, has been appointed as Secretary of the Trust.

Effective September 20, 2023, Jeremy DeGroot, CFA, Managing Director, Chief Investment Officer (“CIO”) Asset Management US of iM Global Partner Fund Management, LLC (the “Advisor”), Co-Portfolio Manager of certain series of the Trust and officer of the Trust, is no longer with the Advisor or the Trust. All references to Mr. DeGroot are hereby removed from the SAI. Also effective the same date, Jack Chee, Director – Portfolio Management and Head of Fixed Income Strategies of the Advisor, takes over as CIO Asset Management US of the Advisor.

Also effective September 20, 2023, Mr. Chee is added as a Co-Portfolio Manager of the iMGP International Fund, iMGP Alternative Strategies Fund, iMGP Oldfield International Value Fund, iMGP Berkshire Dividend Growth ETF and Polen Capital Global Growth ETF. Mr. Chee will continue to serve as a portfolio manager of the iMGP Global Select Fund, iMGP High Income Fund and iMGP SBH Focused Small Value Fund. Therefore, effective the same date, the information relating to Mr. Chee in the table under “Other Accounts Managed by Portfolio Managers” in the Statement of Additional Information for the iMGP Global Select Fund, iMGP International Fund, iMGP Alternative Strategies Fund, iMGP High Income Fund, iMGP SBH Focused Small Value Fund and iMGP Oldfield International Value Fund is removed and replaced with the following, and this information is added to that table in the Statements of Additional Information for the iMGP Berkshire Dividend Growth ETF and Polen Capital Global Growth ETF:

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager (Firm)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Jack Chee (iM Global)*	0	$0	0	$0	0	$0

* Information for Mr. Chee is provided as of September 15, 2023.

Also effective September 20, 2023, the information relating to Mr. Chee in the table under “Portfolio Manager Securities Ownership” in the Statement of Additional Information for the iMGP Global Select Fund, iMGP International Fund, iMGP Alternative Strategies Fund, iMGP High Income Fund, iMGP SBH Focused Small Value Fund and iMGP Oldfield International Value Fund is removed and replaced with the following:

Portfolio Manager/ Fund(s) Managed	Dollar Range of Securities Owned
Jack Chee*/
Global Select Fund	A
International Fund	A
SBH Focused Small Value Fund	C
Alternative Strategies Fund	A
High Income Fund Oldfield International Value Fund	F A

* Information for Mr. Chee is provided as of September 15, 2023.

Also effective September 20, 2023, the following information relating to Mr. Chee under is added to the table under “Portfolio Manager Securities Ownership” in the Statements of Additional Information for the iMGP Berkshire Dividend Growth ETF and Polen Capital Global Growth ETF:

Portfolio Manager	Dollar Range of Securities Owned
Jack Chee* (iM Global)	A

* Information for Mr. Chee is provided as of September 15, 2023.

Committee Membership Changes

Effective September 7, 2023, the membership of the Qualified Legal Compliance Committee is Julie Allecta, Harold M. Shefrin, Ph.D. and Jonathan W. DePriest.

Investment Restriction Changes

Effective September 7, 2023, with respect to the iMGP Global Select Fund, iMGP International Fund, iMGP Alternative Strategies Fund, iMGP High Income Fund, iMGP SBH Focused Value Fund, iMGP Oldfield International Value Fund, iMGP Dolan McEniry Corporate Bond Fund, iMGP DBi Managed Futures Strategy ETF, iMGP DBi Hedge Strategy ETF, iMGP RBA Responsible Global Allocation ETF, and Polen Capital Global Growth ETF, the 35% limit on investments in zero coupon securities issued by the U.S. Treasury has been removed.

Please keep this Supplement with your SAI.

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